Short-Term Bank Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Bank Loans

12. SHORT-TERM BANK LOANS

	December 31
	2017	2018
	US$	US$
Secured loans	25,000	—

	25,000	—

Interest expenses for the years ended December 31, 2016, 2017 and 2018 were US$105 thousand, US$387 thousand and US$355 thousand, respectively.

The Company obtained US dollar revolver credit facilities from banks and drew down US$25,000 thousand in 2017. The loan was repaid in 2018. Interest rates ranged from 1.51% to 2.95% per annum on monthly outstanding loans. In 2017 and 2018, loans no longer required pledged deposits.